Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases
Schedule of operating and finance lease expenses

Operating and finance lease expenses consist of the following:

		For the Years Ended
	Classification	December 31, 2025	December 31, 2024	December 31, 2023

Operating lease cost
Lease expenses	General and administrative	$216,639	$133,533	$123,366
Lease expenses – short-term	General and administrative	-	-	-
Finance lease cost
Amortization of leased asset	General and administrative	7,322	7,157	8,148
Interest on lease liabilities	Other expense -Interest expenses	2,429	2,855	2,584
Total lease expenses		$226,390	$143,545	$134,098

Schedule of weighted average remaining term and discount rate

Weighted-average remaining term and discount rate related to leases were as follows:

	As of December 31, 2025	As of December 31, 2024

Weighted-average remaining term
Operating lease	1.2 years	0.8 years
Finance leases	2.4 years	3.4 years
Weighted-average discount rate
Operating lease	5.54%	5.94%
Finance leases	9.60%	9.60%

Schedule of future minimum lease payments

The following table sets forth the Company’s minimum lease payments in future periods as of December 31, 2025:

	Operating lease	Finance lease
	payments	payments	Total
Twelve months ending December 31, 2026	$135,727	$8,172	$143,899
Twelve months ending December 31, 2027	50,878	8,172	59,050
Twelve months ending December 31, 2028	-	10,886	10,886
Twelve months ending December 31, 2029	-	-	-
Twelve months ending December 31, 2030	-	-	-
Total lease payments	186,605	27,230	231,835
Less: discount	(9,575)	(3,562)	(13,137)
Present value of lease liabilities	$177,030	$23,668	$200,698